GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 4,425
Goodwill ending balance	$ 4,903	$ 4,425
Useful life	5 years
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 3,931	3,992
Acquisitions through business combinations, intangible assets and goodwill	55	0
Foreign exchange differences and other movements	(219)	(61)
Goodwill ending balance	3,767	3,931
Goodwill | NAFTA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,576	1,566
Acquisitions through business combinations, intangible assets and goodwill	0	0
Foreign exchange differences and other movements	(36)	10
Goodwill ending balance	1,540	1,576
Goodwill | Brazil
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,010	1,069
Acquisitions through business combinations, intangible assets and goodwill	0	0
Foreign exchange differences and other movements	60	(59)
Goodwill ending balance	1,070	1,010
Goodwill | Europe
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	499	540
Acquisitions through business combinations, intangible assets and goodwill	55	0
Foreign exchange differences and other movements	(31)	(41)
Goodwill ending balance	523	499
Goodwill | Africa and Commonwealth of Independent States ("ACIS")
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	846	817
Acquisitions through business combinations, intangible assets and goodwill	0	0
Foreign exchange differences and other movements	(212)	29
Goodwill ending balance	$ 634	$ 846